Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22:- SUBSEQUENT EVENTS:

On January 4, 2021 the Company entered into a definitive agreement with several institutional investors for the purchase and sale of 800,000 Ordinary Shares and 720,000 Warrants to purchase Ordinary Shares at a combined purchase price of $2.50 in a registered direct offering with a total gross amount of $2,000 or $1,840 net of issuance expenses. The Warrants have an exercise price of $2.75 per share, are immediately exercisable and have a five-year term